Summary of Reconciliation of the Fair Value Measurements of Assets and Liabilities (Detail) - Level 3 - Available-for-sale securities - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer from level 2 fair value measurements	$ 2,327	$ 936
Transfer to level 2 fair value measurement	(1,154)
Initial recognition		1,577
Unrealized gain	1,459	2,135
Exchange loss	(229)
Ending balance	$ 7,051	$ 4,648